ACCOUNTS AND OTHER RECEIVABLE, NET - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Retention balance, current	$ 478	$ 488
Retention balance, non-current	0	48
Construction services
Disclosure of financial assets [line items]
Retention balance, current	231	244
Retention balance, non-current	$ 61	$ 68